Class A common share purchase warrants	3 Months Ended
Mar. 31, 2025
Class Common Share Purchase Warrants
Class A common share purchase warrants
14.	Class A common share purchase warrants:

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

					Number of				Number of
					Warrants				Warrants
					Outstanding				Outstanding
		Exercise			December				March
Grant Date	Expiry Date	Price		Granted	31, 2024	Issued	Expired	Exercised	31, 2025

8/10/2023	8/9/2025	US$	0.60	810,000	810,000	-	-	-	810,000
8/10/2023	8/9/2025	US$	0.49	48,600	48,600	-	-	-	48,600
9/5/2023	9/4/2025	US$	0.59	84,545	84,545	-	-	-	84,545
10/20/2023	10/19/2025	US$	0.59	695,000	650,000	-	-	-	650,000
10/20/2023	10/19/2025	US$	0.59	41,700	41,700	-	-	-	41,700
12/21/2023	12/20/2025	US$	0.60	1,650,000	1,600,000	-	-	-	1,600,000
12/21/2023	12/20/2025	US$	0.40	81,000	78,000	-	-	-	78,000
1/4/2024	1/3/2026	US$	0.60	120,000	120,000	-	-	-	120,000
2/20/2025	2/20/2027	US$	1.69	18,000	-	18,000	-	-	18,000
3/7/2025	3/7/2027	US$	1.68	11,872	-	11,872	-	-	11,872

				3,560,717	3,432,845	29,872	-	-	3,462,717

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Issued	-	-	29,872	21	29,872	21
Exercised	-	-	-	-	-	-

Balance at March 31, 2025	3,264,545	$336	198,172	$52	3,462,717	$388

Each warrant entitles its holder to purchase one Class A common share.